Quarterly Holdings Report
for
Fidelity Freedom® Blend 2005 Fund
December 31, 2022
FBF-Y05-NPRT3-0323
1.9892460.104
Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	34,213	341,444
Fidelity Series Commodity Strategy Fund (a)	1,701	179,210
Fidelity Series Large Cap Growth Index Fund (a)	15,940	215,664
Fidelity Series Large Cap Stock Fund (a)	14,450	238,852
Fidelity Series Large Cap Value Index Fund (a)	32,182	443,790
Fidelity Series Small Cap Opportunities Fund (a)	9,311	108,662
Fidelity Series Small Capital Core Fund (a)	76	746
Fidelity Series Value Discovery Fund (a)	11,097	163,799
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,647,827)		1,692,167

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	14,166	186,006
Fidelity Series Emerging Markets Fund (a)	18,388	142,320
Fidelity Series Emerging Markets Opportunities Fund (a)	82,069	1,281,920
Fidelity Series International Growth Fund (a)	28,979	413,237
Fidelity Series International Index Fund (a)	16,812	172,328
Fidelity Series International Small Cap Fund (a)	8,634	128,131
Fidelity Series International Value Fund (a)	41,088	412,116
Fidelity Series Overseas Fund (a)	37,978	412,443
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,335,399)		3,148,501

Bond Funds - 69.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	489,289	4,540,598
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	30,779	236,998
Fidelity Series Corporate Bond Fund (a)	205,679	1,832,602
Fidelity Series Emerging Markets Debt Fund (a)	16,941	124,348
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,754	41,316
Fidelity Series Floating Rate High Income Fund (a)	2,719	23,876
Fidelity Series Government Bond Index Fund (a)	296,543	2,704,469
Fidelity Series High Income Fund (a)	15,705	126,579
Fidelity Series International Developed Markets Bond Index Fund (a)	113,017	950,472
Fidelity Series Investment Grade Bond Fund (a)	282,179	2,779,463
Fidelity Series Investment Grade Securitized Fund (a)	218,652	1,941,631
Fidelity Series Long-Term Treasury Bond Index Fund (a)	180,369	1,056,964
Fidelity Series Real Estate Income Fund (a)	6,245	58,953
TOTAL BOND FUNDS (Cost $18,505,302)		16,418,269

Short-Term Funds - 10.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.35% (a)(b)	522,587	522,587
Fidelity Series Short-Term Credit Fund (a)	45,161	431,291
Fidelity Series Treasury Bill Index Fund (a)	151,514	1,507,559
TOTAL SHORT-TERM FUNDS (Cost $2,481,359)		2,461,437

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,969,887)	23,720,374
NET OTHER ASSETS (LIABILITIES) - 0.0%	(202)
NET ASSETS - 100.0%	23,720,172

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,672,524	2,210,362	1,003,277	223,985	(15,893)	(323,118)	4,540,598
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	181,022	345,309	251,172	15,334	(15,847)	(22,314)	236,998
Fidelity Series Blue Chip Growth Fund	407,093	261,074	195,618	12,771	(25,897)	(105,208)	341,444
Fidelity Series Canada Fund	246,872	63,794	89,657	5,737	(823)	(34,180)	186,006
Fidelity Series Commodity Strategy Fund	371,961	291,469	276,313	183,807	(89,431)	(118,476)	179,210
Fidelity Series Corporate Bond Fund	1,983,265	505,060	431,286	46,825	(25,255)	(199,182)	1,832,602
Fidelity Series Emerging Markets Debt Fund	129,929	40,006	31,778	5,206	(3,308)	(10,501)	124,348
Fidelity Series Emerging Markets Debt Local Currency Fund	42,364	10,860	10,517	-	(941)	(450)	41,316
Fidelity Series Emerging Markets Fund	165,705	49,348	45,433	3,537	(4,816)	(22,484)	142,320
Fidelity Series Emerging Markets Opportunities Fund	1,492,686	490,006	480,111	29,611	(60,064)	(160,597)	1,281,920
Fidelity Series Floating Rate High Income Fund	25,451	9,711	10,222	1,130	(306)	(758)	23,876
Fidelity Series Government Bond Index Fund	2,774,121	774,521	612,039	35,186	(27,420)	(204,714)	2,704,469
Fidelity Series Government Money Market Fund 4.35%	591,814	218,414	287,641	7,638	-	-	522,587
Fidelity Series High Income Fund	151,304	36,461	45,207	6,155	(3,344)	(12,635)	126,579
Fidelity Series Inflation-Protected Bond Index Fund	478,486	9,311	479,172	2,376	12,457	(21,082)	-
Fidelity Series International Developed Markets Bond Index Fund	795,641	466,924	221,504	7,001	(19,062)	(71,527)	950,472
Fidelity Series International Growth Fund	492,862	168,094	183,195	13,739	(18,849)	(45,675)	413,237
Fidelity Series International Index Fund	209,786	53,718	70,115	4,406	(7,049)	(14,012)	172,328
Fidelity Series International Small Cap Fund	153,475	44,572	45,341	7,564	(7,454)	(17,121)	128,131
Fidelity Series International Value Fund	497,852	137,701	179,986	13,453	(14,023)	(29,428)	412,116
Fidelity Series Investment Grade Bond Fund	2,917,804	775,253	640,974	64,962	(31,274)	(241,346)	2,779,463
Fidelity Series Investment Grade Securitized Fund	2,044,258	531,169	467,595	33,647	(22,964)	(143,237)	1,941,631
Fidelity Series Large Cap Growth Index Fund	256,557	151,923	131,560	2,853	(281)	(60,975)	215,664
Fidelity Series Large Cap Stock Fund	286,208	159,169	168,893	17,455	2,535	(40,167)	238,852
Fidelity Series Large Cap Value Index Fund	548,387	308,590	360,640	15,021	12,347	(64,894)	443,790
Fidelity Series Long-Term Treasury Bond Index Fund	943,277	613,185	255,709	20,393	(24,923)	(218,866)	1,056,964
Fidelity Series Overseas Fund	495,581	164,182	181,979	7,236	(15,769)	(49,572)	412,443
Fidelity Series Real Estate Income Fund	93,070	24,956	45,654	5,693	(2,069)	(11,350)	58,953
Fidelity Series Short-Term Credit Fund	592,940	116,128	268,386	5,959	(8,586)	(805)	431,291
Fidelity Series Small Cap Opportunities Fund	137,799	48,417	58,573	6,062	(5,522)	(13,459)	108,662
Fidelity Series Small Capital Core Fund	-	746	-	-	-	-	746
Fidelity Series Treasury Bill Index Fund	1,775,587	548,136	811,182	23,926	(914)	(4,068)	1,507,559
Fidelity Series Value Discovery Fund	202,595	104,289	129,334	8,095	7,502	(21,253)	163,799
	25,158,276	9,732,858	8,470,063	836,763	(417,243)	(2,283,454)	23,720,374

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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